LEASES - Supplemental balance sheet information related to leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Leases
Right-of-use assets obtained in exchange for new operating lease liabilities	¥ 14,105,484	¥ 18,507,830	¥ 15,489,351
Operating leases
Total operating lease assets	19,144,129	23,366,879		$ 2,737,574
Lease liabilities current portion	10,658,576	13,729,701		1,524,156
Lease liabilities non-current portion	6,969,571	8,636,770		$ 996,635
Total operating lease liabilities	17,628,147	22,366,471
Land use rights
Operating leases
Total operating lease assets	382,172	392,087
Store leases
Leases
Right-of-use assets obtained in exchange for new operating lease liabilities	1,795,943	2,730,509	3,262,410
Operating leases
Total operating lease assets	4,475,510	5,825,835
Administrative office leases
Leases
Right-of-use assets obtained in exchange for new operating lease liabilities	171,385	487,708	273,088
Operating leases
Total operating lease assets	704,252	755,707
Leases of rental property management services
Leases
Right-of-use assets obtained in exchange for new operating lease liabilities	12,138,156	15,289,613	¥ 11,953,853
Operating leases
Total operating lease assets	¥ 13,582,195	¥ 16,393,250